Commitments and Contingencies - Commitments (Details)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Capital commitment for purchase of property, plant and equipment
Commitments and contingencies
Purchase obligations	$ 1,714,058	¥ 11,200,000	¥ 0